ACQUISITION OF SOLAR POWER PLANTS (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values
RMB
Total assets acquired	574,202,912
Total liabilities acquired	(502,532,912)
Net assets acquired	71,670,000
Total considerations	71,670,000